GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Rollforward of goodwill by reportable segment

A rollforward of goodwill by reportable segment and in total follows.

	Piceance/DJ Basins	Williston Basin	Marcellus Shale	Total
	(In thousands)
Goodwill, January 1, 2015	$45,478	$203,373	$16,211	$265,062
Goodwill impairment	(45,478)	(203,373)	—	(248,851)
Goodwill, December 31, 2015	—	—	16,211	16,211
Goodwill impairment	—	—	—	—
Goodwill, December 31, 2016	$—	$—	$16,211	$16,211

Accumulated goodwill impairments by reportable segment for those reporting units that have previously recognized goodwill follow.

	December 31,
	2016	2015	2014
	(In thousands)
Accumulated goodwill impairment:
Piceance/DJ Basins	$45,478	$45,478	$—
Williston Basin	257,572	257,572	54,199
Total accumulated goodwill impairment	$303,050	$303,050	$54,199